Other operating income/(expenses), net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Analysis of income and expense [abstract]
Other operating income	R$ 297,043	R$ 346,056	R$ 227,052
Revenue from incentives from Tesouro Direto, B3 and others	100,278	172,142	23,834
Revenue from interest received on tax	43,379	27,980	29,365
Recovery of charges and expenses.	13,061	6,730	17,224
Reversal of operating provisions	97,526	55,091	6,072
Other Operating Income	48,203	84,113	150,557
Taxes and contributions	(5,404)	0	0
Other operating expenses	(169,121)	(157,153)	(216,414)
Legal proceedings and agreement with customers	(68,887)	(18,550)	(46,101)
Tax incentive expenses	(10,070)	(7,204)	(10,034)
Fines and penalties	(5,366)	(5,902)	(9,624)
Associations and regulatory fees	(21,676)	(22,222)	(17,960)
Charity	(5,029)	(12,953)	(14,681)
Other operating expenses	(58,093)	(90,322)	(118,014)
Other operating income (expense)	R$ 127,922	R$ 188,903	R$ 10,638